Reinsurance Contract Assets Held - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 11,251.0		$ 10,682.6
ARC
Reinsurance Contract Assets Held
Reinsurance contract assets held	304.8		15.8
AIC
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,946.2		10,666.8
PAA
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,337.7	$ 9,757.2	9,757.2	$ 9,856.3
PAA | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	7.2	$ 8.9	8.9	$ 2.6
GMM
Reinsurance Contract Assets Held
Reinsurance contract assets held	913.3		925.4
GMM | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	245.7		261.3
GMM | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	252.6
GMM | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	415.0		$ 400.6
GMM | Life insurance and Run-off | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 263.5